CONVERITBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2014
CONVERITBLE REDEEMABLE PREFERRED SHARES
CONVERITBLE REDEEMABLE PREFERRED SHARES

13.       CONVERTIBLE REDEEMABLE PREFERRED SHARES

On April 3, 2011, Wowo Group Limited ("Wowo BVI") issued an aggregate of 5,489,604 Series A-1 Convertible Redeemable Preferred Shares (‘‘Series A-1 Preferred Shares'') to an investor at an issuance price of $0.9108 per Series A-1 Preferred Share for total cash proceeds of $5,000,000 before issuance cost of $18,072.

On May 25, June 8, and July 5, 2011, Wowo BVI issued 30,803,678, 2,053,580 and 18,482,206 Series A-2 Convertible Redeemable Preferred Shares (‘‘Series A-2 Preferred Shares'') to investors at an issuance price of $0.9739 per Series A-2 Preferred Share for total cash proceeds of $30,000,000, $2,000,000 and $18,000,000, respectively. The related issuance cost was $192,149 and deducted from proceeds of Series A-2 Preferred Shares.

On February 29, 2012, the Company issued an aggregate of 30,507,471 Series B Convertible Redeemable Preferred Shares (‘‘Series B Preferred Shares'') to its existing shareholders at an issuance price of $0.4097 per Series B Preferred Shares for total cash proceeds of $12,500,000. The related issuance cost was $31,153 and deducted from proceeds of Series B Preferred Shares. Meanwhile, the Company issued an aggregate of 6,713,384 Series A-1 Preferred Shares and 70,690,413 Series A-2 Preferred Shares to existing Series A-1 and Series A-2 investors for no consideration, and the conversion price of Series A-1 Preferred Shares and Series A-2 Preferred Shares were adjusted to $0.4097. A beneficial conversion feature of $43,234,050 was recognized as the adjusted conversion price was lower than the fair value of the ordinary shares on respective issuance dates for Series A-1 and Series A-2 Preferred Shares.

Each Series A and Series B convertible preferred share had been automatically converted into one ordinary share upon the qualified IPO on April 8, 2015.

The rights, preferences, privileges and restriction granted to and imposed on the Series A-1, A-2 (collectively referred to as ‘‘Series A Preferred Shares'') and Series B Preferred Shares (collectively, "Preferred Shares")were as follows:

Voting rights

Each Preferred Share carried a number of votes equal to the number of Ordinary Shares then issuable upon its conversion into Ordinary Shares. The Preferred Shares shall generally vote together with the Ordinary Shares and not as a separate class.

According to the Third Amended Memorandum and Article of Association after above issuance of Series A-1, Series A-2 and Series B Preferred Shares, the number of the Board of directors of the Company was four, including one appointed by preferred shareholders and three appointed by ordinary shareholders.

Dividends

No dividends shall be declared or paid on the ordinary shares or any future series of Preferred Shares, unless and until a dividend in like amount is declared and paid on each outstanding Preferred Share on an as-if converted basis.

Each holder of Series B Preferred Shares shall be entitled to receive, on annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the Series B Preferred Share Issue Price, (ii) the dividend that would be paid with respect to the Ordinary Shares into which the Series B Preferred Shares could be converted.

After the full preferential dividends for Series B Preferred Shares had been paid on all outstanding Series B Preferred Shares, each holder of Series A-2 Preferred Shares shall be entitled to receive, on an annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the Series A-2 Preferred Share Issue Price, (ii) the dividend that would be paid with respect to the Ordinary Shares into which the Series A-2 Preferred Shares could be converted.

After the full preferential dividends for Series B and Series A-2 Preferred Shares had been paid on all outstanding Series B and Series A-2 Preferred Shares, each holder of Series A-1 Preferred Shares shall be entitled to receive, on an annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the Series A-1 Preferred Share Issue Price, (ii) the dividend that would be paid with respect to the Ordinary Shares into which the Series A-1 Preferred Shares could be converted.

In addition to any dividend pursuant to above, the holders of Preferred Shares shall be entitled to receive on a pari passu basis, when as and if declared at the sole discretion of the Board, but only out of funds that are legally available there for, cash dividends at the rate or in the amount as the Board considers appropriate.

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, each holder of Series B Preferred Shares shall be entitled to receive, prior to any distribution to the holders of Series A Preferred Shares, Ordinary Shares or any other class or series of shares then outstanding, an amount per Series B Preferred Share equal to 100% of Series B Issue Price, plus all declared but unpaid dividends (‘‘Series A-2 Preference Amount'').

After the full Series B Preference Amount had been paid on all outstanding Series B Preferred Shares, the each holder of Series A-2 Preferred Shares shall be entitled to receive, prior to any distribution to the holders of Ordinary Shares or any other class or series of shares then outstanding, an amount per Series A-2 Preferred Share equal to 100% of Series A-2 Issue Price, plus all declared but unpaid dividends (‘‘Series A-2 Preference Amount'').

After the full Series A-2 Preference Amount had been paid on all outstanding Series A-2 Preferred Shares, the each holder of Series A-1 Preferred Shares shall be entitled to receive, prior to any distribution to the holders of Ordinary Shares or any other class or series of shares then outstanding, an amount per Series A-1 Preferred Share equal to 100% of Series A-1 Issue Price, plus all declared but unpaid dividends (‘‘Series A-1 Preference Amount'').

After the full Series B and Series A Preference Amount had been paid, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed pro rata among the holders of Preferred Shares (on an as-converted basis) and the holders of the Ordinary Shares.

In the event the Company proposed to distribute assets other than cash in connection with any liquidation, dissolution or winding up of the Company, the value of the assets to be distributed to the holders of Preferred Shares and Ordinary Shares shall be determined by the Board.

Conversion

Optional conversion

Each holder of Preferred Shares shall have the right to convert all or any portion of the Preferred Shares into Ordinary Shares at any time. The conversion rate for the Series B Preferred Shares and Series A Preferred Shares shall be determined by dividing the Series B and Series A Issue Price for each of the Series B Preferred Shares and Series A Preferred Shares by its conversion price, respectively, provided that in the event of any share splits, share combinations, share dividends, recapitalizations and similar events, the initial Series B and Series A Conversion Price shall be adjusted accordingly, respectively.

Automatic conversion

The Preferred Shares would automatically be converted into Ordinary Shares, at its then respective Conversion Prices, upon a Qualified IPO, which is defined as an initial public offering of securities of the Company on a recognized regional or national exchange or quotation system in the United States, Hong Kong, the PRC or any other jurisdiction approved by the  investors, and the aggregate proceeds to the Company in such initial public offering shall be not less than $100,000,000, unless otherwise agreed upon by the Investors and the Company (the “Qualified IPO”).

No adjustment in the Series B Conversion Price shall be made in respect of the issuance of additional ordinary shares unless the consideration per share for an additional ordinary share issued or deemed to be issued by the Company is less than the Series B Conversion Price. If the Company issues any additional ordinary shares and 0.85 times of the subscription price less than Series B Conversion Price, the Series B Conversion Price shall be reduced to a price (to the nearest one thousandth (1/1000) of a cent) equal to 0.85 times of the consideration per share for the additional ordinary shares issued.

No adjustment in the Series A Preferred Shares Conversion Price shall be made in respect of the issuance of additional ordinary shares unless the consideration per share for an additional ordinary share issued or deemed to be issued by the Company is less than the Series A Conversion Price. If the Company issues any additional ordinary shares and 0.85 times of the subscription price less than

Series A Conversion Price, the Series A Conversion Price shall be reduced to a price (to the nearest one thousandth (1/1000) of a cent) equal to 0.85 times of the consideration per share for the additional Ordinary Shares issued.

The conversion price will be adjusted for share dividends, subdivisions, combinations or consolidations of ordinary shares, other distributions, reclassification, exchange and substitution.

The Company will protect the Conversion Rights of the holders of the Preferred Shares against impairment, and not amend its Memorandum and Articles of Association or through any reorganization, transfer of assets, consolidation, merger, dissolution, issuance or sale of securities or any other voluntary action, avoid or seek to avoid the observance or performance of any of the terms to be observed or performed by the Company.

The Group had determined that there was embedded beneficial conversion feature of $43,234,050 attributable to the Series A-1 and Series A-2 Preferred Shares because the adjusted conversion price of Series A-1 and Series A-2 Preferred Shares is lower than the fair value of the Group's ordinary share as of respective issuance dates and there was no embedded beneficial conversion feature attributable to the Series B Preferred Shares because the conversion price of the Series B Preferred Shares is higher than the fair value of the Group's ordinary share as of the issuance date.

The initial conversion price of Series B and Series A Preferred Shares shall be their Issue Price, therefore, the initial conversion rate was one for one. The conversion rate for each class of preferred shares were both one for one as of December 31, 2013 and 2014.

The Group assessed the probability of redemption and accrues proper accretion over the period from the date of issuance to the earliest redemption date of the Series A-1 Preferred Shares, Series A-2 Preferred Shares and Series B Preferred Shares using the effective interest rate method. The Group recognized $37,641,848, $40,814,509 and $2,365,351 as accretion for Series A-1 Preferred Shares, Series A-2 Preferred Shares and Series B Preferred Shares for the years ended December 31, 2013, 2014 and 2015, respectively.

The changes in Preferred Shares balance for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Series A-1 Preferred Shares	Series A-2 Preferred Shares	Series B Preferred Shares	Total

Balance as of January 1, 2013	$4,111,914	$28,072,921	$14,012,736	$46,197,571
Accretion for the Preferred Shares	1,199,007	34,336,421	2,106,420	37,641,848
Balance as of December 31, 2013	$5,310,921	$62,409,342	$16,119,156	$83,839,419
Accretion for the Preferred Shares	1,445,125	36,947,001	2,422,383	40,814,509
Balance as of December 31, 2014	$6,756,046	$99,356,343	$18,541,539	$124,653,928
Accretion for the Preferred Shares	442,409	1,202,748	720,194	2,365,351
Conversion to Ordinary Shares	(7,198,455)	(100,559,091)	(19,261,733)	(127,019,279)
Balance as of December 31, 2015	$-	$-	$-	$-

On April 8, 2015, all the issued and outstanding Series A-1, Series A-2 and Series B preferred shares were automatically converted into 12,202,988, 122,029,877, 30,507,471 ordinary shares upon the IPO of the Company, respectively.